EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2025
EARNINGS PER SHARE
EARNINGS PER SHARE

20.EARNINGS PER SHARE

Earnings per share has been calculated using the weighted average number of common shares outstanding for the years ended December 31, 2025 and 2024 as follows:

(a)Basic

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income for the year	$106,895	$88,981
Weighted average number of common shares (millions)	328.9	318.7
Basic earnings per share	$0.33	$0.28

(b)Diluted

	Year ended	Year ended
	December 31,	December 31,
	2025	2024
Income for the year	$106,895	$88,981

Weighted average number of common shares (thousands)	328,889	318,720
Dilutive potential ordinary shares
Warrants	19,479	12,500
Options	1,363	770
RSUs	778	572
DSUs	874	848
Bonus shares	500	500
Weighted average number of ordinary shares	351,883	333,910

Diluted earnings per share	$0.30	$0.27

Potential ordinary shares arising from conversion of convertible notes (29,811,000) was not included in the calculation of diluted loss per share for the year ended December 31, 2025, because their effect would have been anti-dilutive.